Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Forth Disaggregation of Revenue

The following table sets forth disaggregation of revenue:

	Year Ended December 31
	2025	2024	2023
	Sales Revenue	Sales Revenue	Sales Revenue
Primary geographical markets
U.S. and other countries/areas	$64,226,506	$74,242,060	$93,979,363
China	23,213,475	53,327,553	29,619,869
Total	$87,439,981	$127,569,613	$123,599,232

Major products and services
EV parts	$10,547	$5,948	$5,807,973
EV products	51,398	2,286,093	1,214,786
Off-road vehicles and associated parts	82,848,291	116,556,517	106,983,891
Electric Scooters, Electric Self-Balancing Scooters and associated parts	1,362,903	1,351,331	683,952
Battery exchange equipment and battery exchange service	-	-	674,927
Lithium-ion cells	3,156,288	3,857,535	7,994,227
Commission income	-	3,512,189	239,476
Others	10,554	-	-
Total	$87,439,981	$127,569,613	$123,599,232

Timing of revenue recognition
Products transferred at a point in time	$87,439,981	$124,057,424	$123,359,756
Sales transactions completed at a point in time	-	3,512,189	239,476
Total	$87,439,981	$127,569,613	$123,599,232